UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited)	September 30, 2016

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.3%
iShares Trust:
iShares Core U.S. Aggregate Bond			105,649	$11,877,060
iShares MSCI EAFE Index Fund			136,207	8,053,920
iShares Russell 1000 Growth Index Fund			194,764	20,288,566
iShares Russell 1000 Value Index Fund			198,103	20,923,639
iShares Russell 2000 Index Fund			23,264	2,889,621
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			10,162,479	189,835,100	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			19,309,191	211,242,546	(a)
QS International Equity Fund, Class IS Shares			6,850,770	99,336,168	(a)(b)
QS U.S. Small Capitalization Equity Fund, Class IS Shares			5,315,321	68,567,638	(a)(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			558,672	122,053,144	(a)
ClearBridge Appreciation Fund, Class IS Shares			6,190,049	129,805,319	(a)
ClearBridge International Value Fund, Class IS Shares			4,129,083	40,712,759	(a)
ClearBridge Small Cap Fund, Class IS Shares			292,859	15,328,214	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares			16,856,701	273,752,823	(a)(d)
The Royce Fund - Royce Heritage Fund, Investment Class Shares			4,688,353	67,934,239	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF			210,526	11,797,877
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares			16,411,853	209,415,244	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,387,106,510)				1,503,813,877

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.7%
S&P 500 Index Futures, Put @ $1,700.00		12/15/17	12	60,120
S&P 500 Index Futures, Put @ $1,750.00		12/15/17	454	2,610,500
S&P 500 Index Futures, Put @ $1,800.00		12/15/17	419	2,723,500
S&P 500 Index Futures, Put @ $1,850.00		12/15/17	396	2,918,520
S&P 500 Index Futures, Put @ $1,900.00		12/15/17	327	2,795,850

TOTAL PURCHASED OPTIONS (Cost - $12,075,780)				11,108,490

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,399,182,290)				1,514,922,367

SECURITY	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $30,709,395)	0.400%		30,709,395	30,709,395

TOTAL INVESTMENTS - 101.0% (Cost - $1,429,891,685#)				1,545,631,762
Liabilities in Excess of Other Assets - (1.0)%				(15,558,020)

TOTAL NET ASSETS - 100.0%				$1,530,073,742

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Batterymarch U.S. Small Capitalization Equity Fund.

(d)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

2

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$1,503,813,877	—	—	$1,503,813,877
Purchased Options	8,437,870	$2,670,620	—	11,108,490

Total Long-Term Investments	$1,512,251,747	$2,670,620	—	$1,514,922,367

Short-Term Investments†	30,709,395	—	—	30,709,395

Total Investments	$1,542,961,142	$2,670,620	—	$1,545,631,762

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,187,912	—	—	$1,187,912

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$117,940,380
Gross unrealized depreciation	(2,200,303)

Net unrealized appreciation	$115,740,077

At September 30, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
E-Mini S&P 500 Index	979	12/16	$104,563,668	$105,751,580	$(1,187,912)

3

Notes to Schedule of Investments (unaudited) (continued)

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2016.

	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at September 30, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Underlying Funds		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$218,361,653	$7,510,000	421,683	$50,330,772	2,637,982	—	—	$189,835,100	$(1,734,772)
Legg Mason Global Asset Management Trust - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	243,716,324	10,690,000	1,009,056	72,251,065	6,696,411	—	—	211,242,546	(1,101,065)
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares(a)	116,146,425	6,205,000	455,376	25,677,716	1,721,058	—	—	99,336,168	(893,716)
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares(b)	71,756,925	4,993,000	447,631	15,888,643	1,152,186	—	—	68,567,638	(1,033,643)
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	138,806,456	5,030,000	25,051	30,395,198	139,935	—	—	122,053,144	(110,198)
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	151,212,752	4,795,000	235,064	35,720,349	1,689,745	—	—	129,805,319	(1,056,349)
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	46,030,276	2,390,000	262,036	9,956,006	942,804	—	—	40,712,759	(704,006)
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	15,433,832	640,000	14,876	3,192,643	63,776	—	—	15,328,214	142,357
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares(c)	313,440,069	13,595,000	879,827	68,764,435	4,102,567	—	—	273,752,823	(2,867,435)
The Royce Fund - Royce Heritage Fund, Investment Class Shares	71,839,993	1,396,000	118,139	15,031,906	1,011,759	—	—	67,934,239	(381,906)
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	246,815,988	30,421,823	2,441,896	78,578,200	6,344,116	$4,791,823	—	209,415,244	1,346,800

	$1,633,560,693	$87,665,823		$405,786,933		$4,791,823	—	$1,427,983,194	$(8,393,933)

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Batterymarch U.S. Small Capitalization Equity Fund.

(c)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016